ADDITIONAL INFORMATION REQUIRED BY THE ARGENTINE CENTRAL BANK - Contributions to Garantizar S.G.R.'s Risk Fund (Detail) - Garantizar SGRs risk fund - ARS ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024
Fondo de Riesgo de Garantizar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 25,751,269	$ 22,746,344
Don Mario S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	1,743,746	2,388,521
Móvil S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	2,532,700	2,749,730
Potenciar S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	5,018,353	5,448,381
Bind Garantías S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	550,000	597,130
Aval Ganadero S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	480,000	521,132
Campo Aval S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	100,000	108,569
Argentina Ciudad S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	200,000	0
Neuquen Pymes S.G.R.
Disclosure of restricted assets [line items]
Contributions to the Fund	$ 100,000	$ 0